Note 5 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2018	June 30, 2019
Noumea Shipping Ltd.	3,341,000	-
Gregos Shipping Ltd.	4,150,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd.	30,000,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	-	40,200,000
	37,491,000	40,200,000
Less: Current portion	(5,212,000)	(5,100,000)
Long-term portion	32,279,000	35,100,000
Deferred charges, current portion	125,357	130,000
Deferred charges, long-term portion	237,848	235,173
Debt discount, current portion	216,402	-
Debt discount, long-term portion	324,603	-
Long-term debt, current portion net of deferred charges and debt discount	4,870,241	4,970,000
Long-term debt, long-term portion net of deferred charges and debt discount	31,716,549	34,864,827

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2020	5,100,000
2021	5,100,000
2022	22,500,000
2023	7,500,000
Total	40,200,000